Pension And Postretirement Benefit Costs (Schedule Of Accrued Postretirement Benefits) (Details) (Postretirement Benefits [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefits [Member]
Accrued postretirement benefits at beginning of year	$ (23,429,049)	$ (21,560,001)
Net periodic postretirement benefit cost	3,133,413	2,989,298	3,134,963
Employer contributions	1,167,785	1,186,222
Reitree drug subsidy	61,160	65,972
Accrued Postretirement Benefits	(25,455,837)	(23,429,049)	(21,560,001)
Accrued postretirement benefits at end of year	$ (25,455,837)	$ (23,429,049)	$ (21,560,001)